DESCRIPTION OF BUSINESS AND ORGANIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 1 - DESCRIPTION OF BUSINESS AND ORGANIZATION

1. DESCRIPTION OF BUSINESS AND ORGANIZATION

New Momentum Corporation (formerly known as Eason Education Kingdom Holdings, Inc.) (the “Company”) was incorporated under the law of the State of Nevada on July 1, 1999. The Company through its subsidiaries, mainly operates a smartphone application to provide the online platform with “Book Now, Pay Later” flight booking service for travelers among over 500 airlines worldwide to search and secured their tickets. With a simple, user-friendly interface, the Company enables customers to arrange and book the multiple-stop itineraries, and to check their bookings through official airline websites using the Gagfare booking reference number on http://presscentre.asia/gagfare.html.

Description of subsidiaries

Name	Place of incorporation and kind of legal entity	Principal activities	Particulars of registered/ paid up sharecapital	Effective interest held

NEMO Holding Company Limited	British Virgin Islands	Investment holding	10,000 ordinary shares at par value of US$1	100%

Gagfare Limited	Hong Kong	Travel agency	500,000 ordinary share of HK$500,000	100%

Beyond Blue Limited	Hong Kong	Event organizer	1 ordinary share of HK$1	100%

New Momentum Asia Pte. Ltd.	Singapore	Investment holding	1 ordinary share of SGD 1	100%

JPOPCOIN Limited	Hong Kong	Administrative service	5 ordinary share of HK$5	100%

The Company and its subsidiaries are hereinafter referred to as (the “Company”).